OTHER PAYABLES - Third Parties (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
OTHER PAYABLES
Total	¥ 2,125,082	$ 308,059	¥ 3,533,918
Third parties
OTHER PAYABLES
Professional service fees	711,724	103,174	2,061,016
Distributors and employees	939,060	136,129	1,009,307
Accrued expenses	207,329	30,055	206,045
Others	266,969	38,701	257,550
Total	¥ 2,125,082	$ 308,059	¥ 3,533,918